Leases, Lease payments (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Future minimum lease payments [Abstract]
Lease payments		$ 395,961	$ 540,563
Financial charges		(108,886)	(130,688)
Present values, net		287,075	409,875
Expense relating to payments not included in the measurement of the lease liability [Abstract]
Short-term leases	[1]	694,200	558,178
Leases of low value assets		6,249	7,193
Expense relating to payments not included in the measurement of the lease liability		700,449	565,371
Committed on short-term leases and total commitment		57,850	46,515
Lease commitments that had not yet started		0	0
Cash outflow for leases		798,256	617,621
Within the 1st Year [Member]
Future minimum lease payments [Abstract]
Lease payments		103,127	184,703
Financial charges		(34,198)	(63,325)
Present values, net		68,929	121,378
1 to 3 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		178,272	213,311
Financial charges		(38,237)	(48,820)
Present values, net		140,035	164,491
3 to 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		44,319	102,716
Financial charges		(17,071)	(13,581)
Present values, net		27,248	89,135
After 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		70,243	39,833
Financial charges		(19,380)	(4,962)
Present values, net		$ 50,863	$ 34,871

[1]	Corresponds to the leasing of parcel and bulk carrier vessels.